Earnings per share (Details 1) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Numerator for computing basic earnings per share | ¥				¥ 350,662,000
Allocation of net income attributable to Series C redeemable convertible preferred shares | ¥				22,324,000
Numerator for computing diluted earnings per share | ¥				¥ 372,986,000
Denominator:
Weighted average number of ordinary shares outstanding - basic	70,449,524	70,449,524	50,954,061	48,392,050
Conversion of Series C redeemable convertible preferred shares to ordinary shares				3,074,400
Weighted average number of ordinary shares outstanding - diluted	70,449,524	70,449,524	50,954,061	51,466,450
Earnings per share - basic | (per share)	$ 0.52	¥ 3.60	¥ 10.93	¥ 7.25
Class A ordinary shares
Numerator:
Numerator for computing basic earnings per share	$ 18,293	¥ 127,357,000	¥ 173,555,000
Allocation of net income attributable to Series C redeemable convertible preferred shares	0	0	0
Numerator for computing diluted earnings per share	$ 18,293	¥ 127,357,000	¥ 173,555,000
Denominator:
Weighted average number of ordinary shares outstanding - basic	35,378,124	35,378,124	15,882,661
Conversion of Series C redeemable convertible preferred shares to ordinary shares	0	0	0
Weighted average number of ordinary shares outstanding - diluted	35,378,124	35,378,124	15,882,661
Earnings per share - basic | (per share)	$ 0.52	¥ 3.60	¥ 10.93
Class B ordinary shares
Numerator:
Numerator for computing basic earnings per share	$ 18,135	¥ 126,253,000	¥ 383,234
Allocation of net income attributable to Series C redeemable convertible preferred shares	0	0	0
Numerator for computing diluted earnings per share	$ 18,135	¥ 126,253,000	¥ 383,234
Denominator:
Weighted average number of ordinary shares outstanding - basic	35,071,400	35,071,400	35,071,400
Conversion of Series C redeemable convertible preferred shares to ordinary shares	0	0	0
Weighted average number of ordinary shares outstanding - diluted	35,071,400	35,071,400	35,071,400
Earnings per share - basic | (per share)	$ 0.52	¥ 3.60	¥ 10.93